SCHEDULE OF FINANCE AND OTHER GAIN (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Finance And Other Gain
Interest income	$ (1,085,443)	$ (375,820)	$ (2,926,638)	$ (440,468)
Interest and penalties	45,453	9,820	66,908	29,974
Finance and other gain	$ (1,039,990)	$ (366,000)	$ (2,859,730)	$ (410,494)